Fair Value Measurements (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements
Aggregate fair value of PrimeLending's mortgage loans held for sale accounted for under the Fair Value Option	$ 886,600,000	$ 1,090,000,000		$ 1,400,000,000
Unpaid principal balance of PrimeLending loans held for sale accounted under the fair value option	860,500,000	1,070,000,000		1,360,000,000
Financial assets and liabilities
Trading securities	53,350,000	58,846,000		90,113,000
Available for sale securities	1,245,359,000	1,203,143,000		990,953,000
Mortgage servicing asset	29,939,000	20,149,000	4,430,000	2,080,000
Recurring | Level 1
Financial assets and liabilities
Trading securities	33,000	33,000
Available for sale securities	24,663,000	22,079,000		20,428,000
Recurring | Level 2
Financial assets and liabilities
Trading securities	53,317,000	58,813,000		90,113,000
Available for sale securities	1,156,598,000	1,121,011,000		914,248,000
Loans held for sale	860,374,000	1,061,310,000		1,400,737,000
Derivative assets	23,365,000	23,564,000		15,697,000
Trading liabilities	48,000	46,000		3,164,000
Derivative liabilities		139,000		1,080,000
Recurring | Level 3
Financial assets and liabilities
Available for sale securities	64,098,000	60,053,000		56,277,000
Loans held for sale	26,826,000	27,729,000
Mortgage servicing asset	29,939,000	20,149,000		2,080,000
Derivative liabilities	5,950,000	5,600,000		4,490,000
Recurring | Total Fair Value
Financial assets and liabilities
Trading securities	53,350,000	58,846,000		90,113,000
Available for sale securities	1,245,359,000	1,203,143,000		990,953,000
Loans held for sale	887,200,000	1,089,039,000		1,400,737,000
Derivative assets	23,365,000	23,564,000		15,697,000
Mortgage servicing asset	29,939,000	20,149,000		2,080,000
Trading liabilities	48,000	46,000		3,164,000
Derivative liabilities	$ 5,950,000	$ 5,739,000		$ 5,570,000